Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total to 1st PEO	Summary Compensation Table Total to 2nd PEO	Compensation Actually Paid to 1st PEO (2)	Compensation Actually Paid to 2nd PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based on TSR (3)	Net Income (4)
2024	N/A	$1,502,341	N/A	$(2,438,324)	$859,486	$225,829	$79.76	$(38,273,000)
2023	$633,284	$5,960,057	$506,437	$16,315,937	$1,044,707	$1,864,931	$97.56	$(50,150,000)
2022	$2,395,698	N/A	$415,978	N/A	$757,391	$403,710	$36.59	$(26,098,000)

Named Executive Officers, Footnote	NEOs included in the above table for each covered year are the following:

Year	1st PEO	2nd PEO	Non-PEO NEOs
2024	N/A	Harold C. Bevis	Christopher H. Bohnert, Timothy M. French, D. Gail Nixon, Jami A. Statham and Michael C. Felcher
2023	Warren A. Veltman	Harold C. Bevis	Michael C. Felcher, Timothy M. French, D. Gail Nixon and J. Andrew Wall
2022	Warren A. Veltman	N/A	Michael C. Felcher, John R. Buchan, Matthew S. Heiter and J. Andrew Wall

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs and non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the PEOs and non-PEO NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In the 2024 proxy statement, some of the 2022 and 2023 Compensation Actually Paid values were presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Compensation Actually Paid values were presented as $449,329 (1st PEO – 2022), $356,102 (1st PEO – 2023), $420,299 (non-PEO NEOs – 2022) and $1,848,394 (non-PEO NEOs – 2023).

PEO	2024 2nd PEO	2023 2nd PEO	2023 1st PEO	2022
Total Compensation in SCT	$1,502,341	$5,960,057	$633,284	$2,395,698
Less: Grant date value of stock awards and option awards reported in SCT	—	(4,521,613)	—	(1,641,850)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	—	14,877,493	—	530,902
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(3,715,665)	—	64,852	(808,419)
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(225,000)	—	(73,542)	(60,353)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	(118,157)	—
Total Adjustments	(3,940,665)	10,355,880	(126,847)	(1,979,720)
Compensation Actually Paid	$(2,438,324)	$16,315,937	$506,437	$415,978

Average of Non-PEO NEOs	2024	2023	2022
Total Compensation in SCT	$859,486	$1,044,707	$757,391
Less: Grant date value of stock awards and option awards reported in SCT	(433,614)	(662,266)	(357,032)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	314,746	1,466,064	120,431
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(185,078)	40,521	(104,215)
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	4,500	(7,711)	(12,865)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	(334,211)	(16,384)	—
Total Adjustments	(633,657)	820,224	(353,681)
Compensation Actually Paid	$225,829	$1,864,931	$403,710

Non-PEO NEO Average Total Compensation Amount	$ 859,486	$ 1,044,707	$ 757,391
Non-PEO NEO Average Compensation Actually Paid Amount	$ 225,829	1,864,931	403,710
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs and non-PEO NEOs, as calculated in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the PEOs and non-PEO NEOs. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. In the 2024 proxy statement, some of the 2022 and 2023 Compensation Actually Paid values were presented incorrectly; the values have been restated in this disclosure. In last year’s proxy statement, the Compensation Actually Paid values were presented as $449,329 (1st PEO – 2022), $356,102 (1st PEO – 2023), $420,299 (non-PEO NEOs – 2022) and $1,848,394 (non-PEO NEOs – 2023).

PEO	2024 2nd PEO	2023 2nd PEO	2023 1st PEO	2022
Total Compensation in SCT	$1,502,341	$5,960,057	$633,284	$2,395,698
Less: Grant date value of stock awards and option awards reported in SCT	—	(4,521,613)	—	(1,641,850)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	—	14,877,493	—	530,902
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(3,715,665)	—	64,852	(808,419)
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(225,000)	—	(73,542)	(60,353)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	—	—	(118,157)	—
Total Adjustments	(3,940,665)	10,355,880	(126,847)	(1,979,720)
Compensation Actually Paid	$(2,438,324)	$16,315,937	$506,437	$415,978

Average of Non-PEO NEOs	2024	2023	2022
Total Compensation in SCT	$859,486	$1,044,707	$757,391
Less: Grant date value of stock awards and option awards reported in SCT	(433,614)	(662,266)	(357,032)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	314,746	1,466,064	120,431
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(185,078)	40,521	(104,215)
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	4,500	(7,711)	(12,865)
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year	(334,211)	(16,384)	—
Total Adjustments	(633,657)	820,224	(353,681)
Compensation Actually Paid	$225,829	$1,864,931	$403,710

Total Shareholder Return Amount	$ 79.76	97.56	36.59
Net Income (Loss)	$ (38,273,000)	(50,150,000)	(26,098,000)
Additional 402(v) Disclosure	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 in our stock on December 31, 2021. The dollar amounts reported are the amount of net loss for the covered years as reflected in our consolidated audited financial statement for such fiscal years.
Relationship between “compensation actually paid” and Performance Metrics
The Company utilizes a number of performance measures to align its compensation programs with Company performance that are not part of the Pay Versus Performance Table above. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance with “compensation actually paid” (as computed in conformance with SEC rules and guidance). However, in accordance with SEC rules, the Company must provide a description of the relationships between (i) “compensation actually paid” and TSR and (ii) “compensation actually paid” and net income. The “compensation actually paid” to our PEO and the other NEOs significantly decreased between 2023 and 2024. The amount of “compensation actually paid” to our PEO and the other NEOs does not reflect the increase in the Company’s TSR over 2023 and 2024 in large part because in 2024, Messrs. Bevis and French did not participate in the Company’s traditional long-term incentive programs after receiving material inducement awards in 2023. We do not utilize net income in setting compensation for our NEOs because we have recently operated at a loss.

Bevis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,502,341	5,960,057
PEO Actually Paid Compensation Amount	$ (2,438,324)	$ 16,315,937
PEO Name	Harold C. Bevis	Harold C. Bevis
Veltman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 633,284	2,395,698
PEO Actually Paid Compensation Amount		$ 506,437	$ 415,978
PEO Name		Warren A. Veltman	Warren A. Veltman
PEO | Bevis [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,940,665)	$ 10,355,880
PEO | Bevis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,521,613)
PEO | Bevis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	14,877,493
PEO | Bevis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,715,665)	0
PEO | Bevis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Bevis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(225,000)	0
PEO | Bevis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Veltman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(126,847)	$ (1,979,720)
PEO | Veltman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(1,641,850)
PEO | Veltman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	530,902
PEO | Veltman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		64,852	(808,419)
PEO | Veltman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Veltman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(73,542)	(60,353)
PEO | Veltman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(118,157)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,657)	820,224	(353,681)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(433,614)	(662,266)	(357,032)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,746	1,466,064	120,431
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,078)	40,521	(104,215)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,500	(7,711)	(12,865)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (334,211)	$ (16,384)	$ 0